Preference shares liabilities (Details) - Preference shares liabilities - Share Exchange Agreement and Subscription Agreement - Prenetics HK		1 Months Ended
	Jun. 16, 2021 shares	May 31, 2021 shares
Disclosure of financial liabilities [line items]
Conversion ratio		1
Series A preference shares
Disclosure of financial liabilities [line items]
Number of shares exchanged		4,154,726
Series B preference shares
Disclosure of financial liabilities [line items]
Number of shares exchanged		5,338,405
Percentage of simple interest on subscription price for redemption		10.00%
Series C preference shares
Disclosure of financial liabilities [line items]
Number of shares exchanged		10,532,116
Percentage of simple interest on subscription price for redemption		10.00%
Series D preference shares
Disclosure of financial liabilities [line items]
Percentage of simple interest on subscription price for redemption		10.00%
Series E Preferred shares
Disclosure of financial liabilities [line items]
Number of shares issued	1,650,913
Percentage of simple interest on subscription price for redemption		12.00%